Notes Payable (Tables)	6 Months Ended
Jun. 30, 2020
Notes Payable [Abstract]
Outstanding Long-Term Borrowings Remaining Maturities
The outstanding long-term borrowings had the following remaining maturities as of the dates indicated (dollars in thousands):

Long-Term Borrowings Repayment Characteristics

As of June 30, 2020

	2020	2021	2022	2023	2024	2025	Total
MSR Revolver
Borrowings under MSR Revolver Facility	$-	$55,000	$-	$-	$-	$-	$55,000
Fannie Mae MSR Financing Facility
Borrowings under Fannie Mae MSR Financing Facility	$-	$77,000	$-	$-	$-	$-	$77,000
Total	$-	$132,000	$-	$-	$-	$-	$132,000

As of December 31, 2019

	2020	2021	2022	2023	2024	2025	Total
MSR Term Facility
Borrowings under MSR Term Facility	$2,000	$2,000	$10,996	$-	$-	$-	$14,996
MSR Revolver
Borrowings under MSR Revolver Facility	$-	$55,500	$-	$-	$-	$-	$55,500
Fannie Mae MSR Financing Facility
Borrowings under Fannie Mae MSR Financing Facility	$-	$97,000	$-	$-	$-	$-	$97,000
Total	$2,000	$154,500	$10,996	$-	$-	$-	$167,496